Other long-term liabilities - Convertible Note (Details) ¥ in Millions		1 Months Ended	12 Months Ended
	Dec. 07, 2021 CNY (¥)	Aug. 31, 2021	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Proceeds from convertible note	¥ 20.0		¥ 20.0
Basic interest rate			4.50%
Debt instrument term		2 years
DebtInstrumentConvertibleConversionRatio1			4.75	4.75
If Holder Choose To convert In First Three Years
Debt Instrument [Line Items]
Basic interest rate			2.50%
Debt instrument term			3 years	3 years
If Holder Choose To convert In Fourth Or Fifth Year
Debt Instrument [Line Items]
Proceeds from convertible note			¥ 20.0	$ 80
Convertible debt.
Debt Instrument [Line Items]
Principal amount			¥ 20.0
Basic interest rate			4.75%
Debt instrument term			5 years	5 years